Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of presentation

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIE and subsidiaries of the VIE have been eliminated upon consolidation.

Use of estimates

(c)   Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to provision for prepayments made on behalf of merchants, economic lives and impairment of long-lived assets, valuation of short-term and long-term investments, valuation allowance for deferred tax assets, uncertain tax position, valuation for share-based compensation, liability component of convertible bonds and incremental borrowing rates for operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(d)   Foreign currency

The functional currency of the Company and its overseas subsidiaries is the US$. The Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE determined their functional currencies to be RMB based on the criteria of ASC 830, Foreign Currency Matters. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income/(loss), a component of shareholders’ (deficits)/ equity.

Convenience translation

(e)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019, the last business day in December 2019, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have original maturities of three months or less when purchased.

Restricted cash	(g) Restricted cash Restricted cash mainly represents cash received from consumers and reserved in a bank supervised account for payments to merchants.
Short-term investments

(h)   Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.

The Group accounts for short-term debt investments in accordance with ASC Topic 320 (“ASC 320”), Investments — Debt Securities, and short-term equity investments in accordance with ASC Topic 321 (“ASC 321”), Investments — Equity Securities.

Short-term debt investments include time deposits and wealth management products in financial institutions that the Group has positive intent and ability to hold to maturity, both of which are categorized as “held to maturity”. Wealth management products with the intention to sell in the near term are classified as trading securities and measured at fair value. The Company also holds marketable equity securities in a listed company and measures it at fair value.

Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method and are reflected in earnings during the period in which gains or losses are realized. Realized and unrealized gains and losses and interest income from the short-term investments are recorded in “Interest and investment gain, net” in the consolidated statements of comprehensive loss.

Property, equipment and software, net

(i)    Property, equipment and software, net

Property, equipment and software are stated at cost and are depreciated and amortized using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer and office equipment	3 years
Purchased software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software, and the depreciation of these assets commences when the assets are ready for their intended use.

Equity method investments

(j)    Equity method investments

The Group accounts for its investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method of accounting in accordance with ASC Subtopics 323-10 ("ASC 323-10"), Investments-Equity Method and Joint Ventures: Overall. The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships which the Group has significant influence. After the date of investment, the Group subsequently adjusts the carrying amount of the investment to recognize the Group's proportionate share of each equity investees’ net income or loss into earnings. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Impairment of long-lived assets other than goodwill

(k)    Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

For all periods presented, there were no impairment of any of the Group’s long-lived assets.

Fair value of financial instruments

(l)  Fair value of financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, receivables from payment platforms, amount due from/to related parties, prepayment made on behalf of merchants, merchant deposits, customer advances, payables to merchants, short-term investments and convertible bonds. For the aforementioned financial instruments included in current assets and liabilities, except for ones measured at fair value, their carrying amount approximated to their respective fair values because of the general short maturities. The fair value of convertible bonds that are not reported at fair value are disclosed in Note 14.

The Group applies ASC 820, Fair Value Measurements and Disclosures (''ASC 820''). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

2.     Summary of Significant Accounting Policies (Continued)

(l)  Fair value of financial instruments (Continued)

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue recognition

(m)   Revenue recognition

The Group through its platform primarily offers online marketplace services that enable third-party merchants to sell their products to consumers in China. Revenues from online marketplace services consist of online marketing services revenues and transaction services fees. Payments for services are generally received before deliveries.

Effective January 1, 2018, the Group adopted ASU 2014-09, Revenue from contracts with Customers (Topic 606), using the modified retrospective method applying to those contracts not yet completed as of January 1, 2018. There were no changes made to the Company’s revenue recognition policy as a result of the adoption of Topic 606. Under Topic 606, revenues are recognized when control of the promised services are transferred to the Group’s customers in amounts that reflect the consideration the Group expects to be entitled to in exchange for those services. The Group also evaluates whether it is appropriate to record the gross amounts of goods and services sold and the related costs, or the net amounts earned as commissions.

The Group presents value added taxes (“VAT”) as reductions of revenues.

Online marketplace services

The Group charges fees for transaction services to merchants for sales transactions completed on the Group’s online marketplace, where the Group does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise. Transaction services fee is determined as a percentage based on the value of merchandise being sold by the merchants. Revenues related to transaction services are recognized in consolidated statements of comprehensive loss at the time when the Group’s service obligations to the merchants are determined to have been completed under each sales transaction upon the consumers’ confirming the receipts of goods. Fees charged for transaction services are not refundable if and when consumers return the merchandise to merchants.

The Group also entered into contractual agreements with certain merchants to provide online marketing services on the Group’s online marketplace for which the Group receives service fees from merchants. Online marketing services allow merchants to bid for keywords that match product listings appearing in search or browser results on the Group’s online marketplace. Merchants prepay for online marketing services that are charged on a cost-per-click basis. The Group provides the online marketing services on its own platforms without involvement of any other party. Under ASC 606, the related revenues are recognized at a point of time when consumers click the merchants’ product listings when services are completed by the Group for the merchants. The positioning of such listings and the price for such positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism.

2.     Summary of Significant Accounting Policies (Continued)

(m)   Revenue recognition (Continued)

The Group provides sales incentives to certain merchants that entitle them to receive price reduction on the online marketplace services by meeting certain requirements. The Group nets the sales incentives against online marketplace services revenues.

In order to promote its online marketplace and attract more registered consumers, the Group at its own discretion offers various forms of incentives, for example, coupons, credits and discounts that are not specific to any merchant, to consumers that are not customers of the Group. Evaluation of the varying features of different incentive programs were made to determine that incentives offered to consumers are generally not considered as payments to customers. Such evaluation included the consideration of whether the incentives represent implicit obligation to consumers on behalf of merchants and if so, whether the consumers would be considered as customers of the Group.

Coupons and credits redeemable for coupons can only be used for future purchases of eligible merchandise offered on the Group’s online marketplace to reduce purchase price. As the consumers are required to make future purchases of the merchants’ merchandise to redeem the coupons, the Group recognizes the amounts of redeemed coupons primarily as marketing expenses when future purchases are made. Discounts provided to consumers are recognized as marketing expenses when the related transaction services revenues are recognized.

During the years ended December 31, 2018 and 2019, the Group also issued to consumers at its discretion, cash redeemable credits upon their completion of certain actions unrelated to the purchases of any specific merchant products on the Group’s online marketplace. As the credits were redeemable for cash, the Group accrued for the related costs in marketing expenses based on the cash redemption value of each credit as it is issued, assuming all credits will be redeemed. As of December 31, 2018 and 2019, the amount of outstanding credits were immaterial.

Costs of revenues

(n)   Costs of revenues

Costs of online marketplace services consist primarily of payment processing fees paid to third party online payment platforms, costs associated with the operation of the Group’s platform, such as call center and merchant support costs, bandwidths and server costs, amortization, depreciation and maintenance costs, staff costs and share-based compensation expenses, surcharges and other expenses directly attributable to the online marketplace services.

Advertising expenditures

(o)   Advertising expenditures

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses. Total amount of advertising expenditures and incentive programs recognized in sales and marketing expenses were RMB1,259,610, RMB12,867,833 and RMB25,867,772 (US$3,715,673) for the years ended December 31, 2017, 2018 and 2019, respectively.

Research and development expenses

(p)   Research and development expenses

Research and development expenses include payroll, employee benefits, and other operating expenses associated with research and platform development. Research and development expenses also include rent, depreciation and other related expenses. To date, expenditures incurred between when the application has reached the development stage and when it is substantially complete and ready for its intended use have been inconsequential and, as a result, the Company did not capitalize any software development costs in the accompanying consolidated financial statements.

Leases

2.     Summary of Significant Accounting Policies (Continued)

(q)   Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) ("ASU 2016-02"), effective January 1, 2019 using the modified retrospective method and did not restate comparable periods. The Group elected the package of practical expedients permitted under the transition guidance, which allowed the Group to carry forward the historical lease classification for any expired or existing contract and the accounting for the initial direct costs on those leases on the adoption date. The Group also elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

The Group as the lessee determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Group's lease portfolio consisted entirely of operating leases as of January 1 and December 31, 2019. The Group's leases do not contain any residual value guarantees or material restrictive covenants.

At the commencement date of an operating lease, the Group records a right-of-use ("ROU") asset and lease liability based on the present value of the lease payments over the lease term. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group's lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise that option.

The cumulative effects of changes made to the Group's condensed consolidated balance sheet on January 1, 2019 for the adoption of ASU 2016-02 were as follows:

	Balance at		Balance at
	December		January 1,
	31, 2018	Adjustments	2019
	RMB	RMB	RMB	US$
Assets:
Prepayments and other current assets	953,989	(2,768)	951,221	136,634
Right-of-use assets	—	221,521	221,521	31,820
Liabilities:
Current portion of lease liabilities	—	55,180	55,180	7,926
Non-current portion of lease liabilities	—	174,681	174,681	25,091
Accrued expenses and other liabilities	2,225,667	(11,108)	2,214,559	318,101

As of January 1, 2019, the difference between the lease liabilities and right-of-use assets related to the reversal of existing deferred rent and prepaid rent balances is RMB11,108 (US$1,596) and RMB2,768 (US$398), respectively. The adoption of the standard did not impact the Company's consolidated statements of comprehensive loss and cash flows.

Income taxes

(r)   Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (‘‘ASC 740’’), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expenses.

Share-based compensation

(s)   Share-based compensation

The Group applies ASC 718 (‘‘ASC 718’’), Compensation—Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period. The fair value of share options at the time of grant is determined using the binomial-lattice option pricing model. In accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting, the Group elected to account for forfeitures as they occurred.

Employee benefit expenses

(t)    Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries.

Comprehensive loss

(u)   Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation difference and is presented in the consolidated statements of comprehensive loss.

Loss per share

(v)   Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options and conversion of convertible bonds using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted loss per share are not reported separately for Class A ordinary shares or Class B ordinary shares (the ''Ordinary Shares'') as each class of shares has the same rights to undistributed and distributed earnings.

Segment reporting

(w)   Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

Recent accounting pronouncements

(x)   Recent accounting pronouncements

The Company ceased to be an emerging growth company since December 31, 2018.

In June 2016, the FASB issued Accounting Standards Update ("ASU") 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. Subsequently, the FASB issued ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief and ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments-Credit losses. The amendments in ASU 2016-13 update guidance on reporting credit losses for financial assets. ASU 2016-13 will be effective for the Company beginning after January 1, 2020 including interim periods within the year. The Company does not expect any material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13 (‘‘ASU 2018-13’’), Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for the Company beginning after January 1, 2020 including interim periods within the year. The Company does not expect any material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments- Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Company beginning January 1, 2021 including interim periods within the fiscal year. Early adoption is permitted. The Company is still evaluating the impact on its consolidated financial statements.